Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove a majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Use of Estimates

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the recoverability of the carrying amounts of right-of-use assets, the assessment of the allowance for doubtful accounts, the realizability of deferred income tax assets, uncertain tax position, revenue recognition, cost of assurance-type warranty and accrual of contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

The Company is required to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Liquidity

Liquidity

For the years ended December 31, 2022 and 2023, the Company has generated net income of approximately $83,980 and net loss of approximately $241,217, respectively. As of December 31, 2022, the Company’s working capital was $38,404. As of December 31, 2023, the Company’s consolidated current liabilities exceeded its consolidated current assets by $672,903.

In assessing the liquidity, as of December 31, 2023, our working capital deficit amounted to $672,903. As of December 31, 2023, our current liabilities primarily consisted of $985,043 due to Mr. Jianfei Zhang, which was used as the payment for offering expenses. Excluding amounts due to Mr. Jianfei Zhang, our working capital amounted to $312,140.

Additionally, Mr. Jianfei Zhang offered a revolving credit facility of up to $1,000,000, or an equivalent amount in relevant currency, to the Company for additional working capital support to cover the costs and expenses in connection with its initial public offering in total. The credit facility is interest-free and unsecured. The unutilized credit facility amount totaled $14,957 as of December 31, 2023. In addition, the net proceeds anticipated to be received from our initial public offering in the second fiscal quarter of 2024 would be available to support our working capital.

Considering the above effects, the management concluded that the Company’s available cash and working capital would be sufficient to support its continuous operations and to meet its payment obligations when liabilities fall due within the next twelve months from the date of issuance of these consolidated financial statements. Accordingly, management continues to prepare the Company’s consolidated financial statements on a going concern basis.

Cash

Cash

Cash includes cash on hand and demand deposits placed with commercial banks, which have original maturities of three months or less and are readily convertible to known amounts of cash. The Company maintains most of the bank accounts in mainland China.

Restricted Cash

Restricted Cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Company’s restricted cash is substantially cash balance in designated bank accounts as security for payment processing. Restriction on the use of such cash and the interest earned thereon is imposed by the banks and remains effective throughout the term of the security period. Upon maturities of the security period, the bank’s deposits are available for general use by the Company.

Fair value measurements

Fair value measurements

The Company applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•        Level 1 — Observable inputs such as quoted prices for identical instruments in active markets;

•        Level 2 — Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;

•        Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, due from related party, prepaid expenses and other current assets, accounts payable, taxes payable, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities. The fair value of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are recognized and carried at original invoiced amount net of allowance for doubtful accounts. Receivables are considered overdue after 90 days. We review accounts receivable on a periodic basis and make general and specific allowances when there is doubt as to the collectability of individual balances after due date. In evaluating the collectability of individual receivable balances, we consider many factors, including the age of the balance, customer payment history, customer’s current creditworthiness, and current economic trends. As for the end of fiscal year ended December 31, 2022, the bad debt provision rate is 3% – 5% for less than 1 year, 20% for 1 – 2 years is, and 100% for longer than 2 years.

As for the year ended December 31, 2023, the Company maintains an allowance for doubtful amounts for estimated losses. Starting from January 1, 2023, the Company adopted ASU No.2016-13 “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”).” The Company used a modified retrospective approach, and the adoption does not have an impact on our consolidated financial statements. The Company estimates allowances for credit losses using relevant available information from both internal and external sources. In establishing the allowances, management considers historical losses, the financial condition, the accounts receivables aging, the payment patterns and the forecasted information in pooling basis upon the use of the Current Expected Credit Loss Model (“CECL Model”) in accordance with ASC topic 326, Financial Instruments — Credit Losses. The allowance is based on the current expected credit loss (“CECL”) model, which involves categorizing accounts receivable into age buckets (e.g., less than 1 year, 1 – 2 years and longer than 2 years), assessing the credit loss risk for each category.

Amounts are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company recognized no written-off amount recognized on accounts receivable for the fiscal years ended December 31, 2022 and 2023.

The Company made provisions for doubtful debts of $15,520 and $21,517 for periods ended December 31, 2022 and 2023, respectively. The primary customers are public hospitals, with whom we had a track record of minimal credit losses in the past. This, along with our assessments of receivable aging, customer creditworthiness, and collection probability, supports our provision for expected credit losses.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost elements of inventories comprise the purchase price of products, and shipping charges to receive products from the suppliers when they are embedded in the purchase price. Cost is determined using the first-in-first-out (FIFO) method. Provisions are made for excessive, slow moving, expired and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Company continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, inventory aging, expiration date, expected demand, anticipated sales price, product obsolescence and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated net realizable value based upon the assumptions about future demand and market conditions.

Leases

Leases

The Company early adopted Accounting Standards Update (“ASU”) 2016-02, Leases (as amended by ASU 2018-01, 2018-10, 2018-11, 2018-20, and 2019-01, collectively “ASC 842”) on January 1, 2019 using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements. The Company elected the package of practical expedients permitted under the transition guidance within ASC 842, which among other things, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such lease on a straight-line basis over the lease term.

The most significant impact upon adoption relates to the recognition of new Right-of-use (“ROU”) assets and lease liabilities on the Company’s consolidated balance sheets for office space leases. At the commencement date of a lease, the Company recognizes a lease liability for future fixed lease payments and a right-of-use (“ROU”) asset representing the right to use the underlying asset during the lease term. The lease liability is initially measured as the present value of the future fixed lease payments that will be made over the lease term. The lease term includes periods for which it’s reasonably certain that the renewal options will be exercised and periods for which it’s reasonably certain that the termination options will not be exercised. The future fixed lease payments are discounted using the rate implicit in the lease, if available, or the incremental borrowing rate (“IBR”). The Company will evaluate the carrying value of ROU assets if there are indicators of impairment and review the recoverability of the related asset group. If the carrying value of the asset group is determined to not be recoverable and is in excess of the estimated fair value, the Company will record an impairment loss in other expenses in the consolidated statements of operations.

In addition, the carrying amount of a lease liability is subject to remeasurement in certain circumstances including lease modifications, changes in the lease term, or changes in the in-substance fixed lease payments. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in consolidated statement of income and other comprehensive income if the carrying amount of the right-of-use asset has been reduced to zero.

Deferred offering cost

Deferred offering cost

Pursuant to ASC 340-10-S99-1, costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs consist of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the initial public offering. These costs, together with the underwriting discounts and commissions, will be charged to permanent equity upon completion of the initial public offering. As of December 31, 2023, the Company had not completed its initial public offering, or IPO. As of December 31, 2022 and 2023, the accumulated deferred offering cost was $445,921 and $832,561, respectively.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers, effective as of January 1, 2020. Accordingly, the audited consolidated financial statements for the years ended December 31, 2022 and 2023 are presented under ASC 606. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is the transaction price the Company expects to be entitled to in exchange for the promised services in a contract in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract;

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company is primarily engaged in the industry of medical instrumental software with required medical instruments such software operates. Our main business during the reporting periods are sales of Particle Implantation Radiotherapy Treatment Planning System (FTTPS) and sales of Medical Auxiliary Supplies. No practical expedients were used when adoption ASC 606. Revenue recognition policies for each type of revenue stream are as follows:

Sales of FTTPS:

The Company sells FTTPS with computers, monitors or other medical equipment required by customers’ specific needs. The FTTPS sales contracts are primarily on a fixed price basis, which require the Company to provide core software, a set of hardware as peripherals to operate the software, and related services, including transportation, packaging, installation and training based on customers’ specific needs. The execution timeline of these sales contracts is typically within three months.

The hardware, software and services are considered as a single performance obligation, because the complete functionality required for brachytherapy is achieved only when these components are used in conjunction with one another. The customers cannot benefit from the hardware, software or services alone, but only upon the integration of software, hardware, installation and training. Typically, installation and training can be completed within two days after delivery. Revenue from sales of FTTPS is recognized at a point in time after the Company transferred control of the Company’s products and provided the services, generally upon the customer’s acceptance of the products and services. Beijing Feitian has not entered into any loss contracts to date.

In certain sales agreements, the Company provides an assurance-type warranty to the customers’ warranty. This type of warranty promises to repair or replace a delivered good or service if it does not perform as expected. Since an assurance-type warranty guarantees the functionality of a product, the warranty is not accounted for as a separate performance obligation, and thus no transaction price is allocated to it. Rather, to account for an assurance-type warranty the vendor should estimate and accrue a warranty liability when the promised products or service is delivered to the customer under ASC 460. Generally, the estimated claim rates of warranty are based on actual warranty experience or Company’s best estimate. There were no such reserves for the fiscal years ended December 31, 2022 and 2023 because the Company’s historical warranty expenses were immaterial to the Company’s consolidated financial statements.

Sales of Medical Auxiliary Supplies:

The Company sells Medical Auxiliary Supplies to customers for the operation of FTTPS system. The promised goods are considered as a single performance obligation because the sales of Medical Auxiliary Supplies are independent and irrelated to sales of FTTPS. Revenue from sales of Medical Auxiliary Supplies is recognized at the point in time when the goods are delivered and the customer has accepted the delivery.

Disaggregated information of revenues by products:

	Year Ended December 31, 2022	Year Ended December 31, 2023
Sales of FTTPS	$668,680	$609,348
Sales of Medical Auxiliary Supplies	11,097	19,243
Total revenues	$679,777	$628,591

Contract balance

Contract balance

The Company recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. Payments received from its customers are based on the payment terms established in its contracts. Such payments are initially recorded to contract liabilities and are recognized into revenue as the Company satisfies its performance obligations. As of December 31, 2022 and 2023, the balance of contract liabilities amounted to $132,656 and $28,668, respectively. During the years ended December 31, 2022 and 2023, the Company recognized nil and $132,656 revenue that was included in contract liabilities balance on January 1, 2022 and 2023, respectively. The Company expected to recognize the entire contract liabilities as of December 31, 2023 as revenue in the next 12 months.

Cost of revenue	Cost of revenue The cost of revenue consists primarily of finished goods and personnel-related costs for employees responsible for training, advisory, and technical customer support.
Selling expenses

Selling expenses

Selling expenses consist primarily of express fees, staff costs, promotion and advertising expenses, and other daily expenses which are related to the selling and marketing departments. For the fiscal years ended December 31, 2022 and 2023, advertising expense was $74,725 and $2,128, respectively.

General and administrative expenses

General and administrative expenses

General and administrative expenses consist primarily of operating lease expenses, salary and welfare expenses and related expenses for employees involved in general corporate functions, including accounting, legal and human resources, and expenses associated with the operation of these functions, such as traveling and general expenses, professional service fees and other related expenses.

Research and Development Expenses	Research and Development Expenses Research and development expenses include outsourcing research expenses, salary, employee benefits, and related expenses for product development.
Income tax and deferred income taxation

Income tax and deferred income taxation

The Company follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expenses in the period incurred.

The Company’s operating subsidiary in the PRC is subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 (approximately $14,085). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.

No significant penalties or interest relating to income taxes have been incurred for the fiscal years ended December 31, 2022 and 2023.

Value added tax (“VAT”)

Value added tax (“VAT”)

The Company sells goods and renders services within the region of mainland China, and such business activities are subject to Value Added Tax (“VAT”) at 13% on sales and 6% on services. Output VAT on sales are collected from customers as a direct tax included in the contract considerations, and are later submitted to the tax authorities at a net amount after deducting input VAT we paid to suppliers on materials and services we purchased. The net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in mainland China remain subject to examination by the tax authorities for five years from the date of filing.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in shareholders’ equity during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income (loss) is reported in the consolidated statements of income (loss) and comprehensive income (loss). Accumulated other comprehensive income (loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings (loss) per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income (loss) available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of December 31, 2022 and 2023, there were no dilution impacts.

Foreign currency translation and transactions

Foreign currency translation and transactions

The reporting currency of the Company is U.S. dollars (“$”) and the accompanying consolidated financial statements have been expressed in U.S. dollars. The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using the Chinese Yuan (“RMB”), the local currency, as the functional currency. The Company’s consolidated financial statements has been translated into the reporting currency U.S. dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in shareholders equity. Gains and losses from foreign currency transactions and balances are included in the results of operations.

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	December 31, 2022	December 31, 2023
Year-end spot rate	$1 = RMB 6.8972	$1 = RMB 7.0999
Average rate	$1 = RMB 6.7290	$1 = RMB 7.0809

Related parties

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Employee benefit expenses

Employee benefit expenses

Full-time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salary. The Company has no legal obligation for the benefits beyond the contributions. The Company recognized expenses for employee benefits of $24,934 and $38,342, for the fiscal years ended December 31, 2022 and 2023, respectively.

Statutory reserves

Statutory reserves

The Company is required to allocate at least 10% of its after-tax profit to the general reserve in accordance with the PRC accounting standards and regulations. The allocation to the general reserve will cease if such reserve has reached to 50% of the registered capital of respective company. These reserves can only be used for specific purposes and are not transferable to the Company in form of loans, advances, or cash dividends. There is no such regulation of providing statutory reserve in Hong Kong.

Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Company’s CODM reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Company. The Company operates and manages its business as a single segment. The Company does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Company has only one operating segment and one reportable segment. No geographical segments are presented as substantially all of the Company’s long-lived assets are located in China.

Certain Risks and Concentration

Certain Risks and Concentration

Exchange Rate Risks

The Company operates in PRC, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the USD and the RMB.

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to the concentration of credit risks consist primarily of cash. The Company places its cash in good credit quality financial institutions in the PRC. The concentration of credit risks with respect to accounts receivable is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition. Cash balances in bank accounts in mainland China are insured by the People’s Bank of China Financial Stability Department (“FSD”) where there is an RMB 500,000 ($70,424) deposit insurance limit for a legal entity’s aggregated balance at each bank. As a result, the amounts not covered by FSD were nil and $140,674 as of December 31, 2022 and 2023, respectively.

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note1, this may not be indicative of future results.

Major Customers

For the fiscal year ended December 31, 2023, the Company’s top three customers accounted for approximately 13%, 11% and 11% of total revenues, respectively. For the fiscal year ended December 31, 2022, the Company’s top three customers accounted for approximately 29%, 24% and 10% of total revenues, respectively.

As of December 31, 2023, the balance due from the top three customers accounted for approximately 28%, 16% and 13% of the Company’s total accounts receivable, respectively. As of December 31, 2022, the balance due from the top two customers accounted for approximately 47% and 38% of the Company’s total accounts receivable, respectively.

Major Suppliers

For the fiscal year ended December 31, 2023, three major suppliers accounted for approximately 32%, 20% and 11% of the total purchases, respectively. For the fiscal year ended December 31, 2022, three major suppliers accounted for approximately 25%, 16% and 13% of the total purchases, respectively.

As of December 31, 2023, one supplier accounted for the balance of all accounts payable. As of December 31, 2022, one supplier accounted for the balance of all accounts payable.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments — Credit Losses (Topic 326). The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecast information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. This ASU is effective for annual and interim periods beginning after September 15, 2019 for issuers and September 15, 2020 for non-issuers. Early adoption is permitted for all entities for annual periods beginning after September 15, 2018, and interim periods therein. In May 2019, the FASB issued ASU 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief. This ASU adds optional transition relief for entities to elect the fair value option for certain financial assets previously measured at amortized cost basis to increase comparability of similar financial assets. The ASUs should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified retrospective approach). On November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-13 to be fiscal years beginning after September 15, 2022 and interim periods therein. From January 1, 2023, the Company adopted ASU 2016-13 Financial Instruments — Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments, which replaced the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology, and the adoption did not have a material impact on the Company’s consolidated financial statements.

In September 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions to the general principles in Topic 740, and also improves consistent application of and simplify U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after September 15, 2020. For all other entities, the amendments in this update are effective for fiscal years beginning after September 15, 2022, and interim periods within fiscal years beginning after September 15, 2023. Early adoption of the amendments is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.

The ASU 2023-07: Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures provides improvements to reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple measures of segment profit or loss, provide new segment disclosure requirements for entities with a single reportable segment and contain other disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. The ASU should be adopted retrospectively to all periods presented in the financial statements unless it is impracticable to do so. The adoption of ASU 2023-07 is not expected to materially impact the Company’s consolidated balance sheets, statements of income and comprehensive income, cash flows or disclosures.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated balance sheets, statements of income and comprehensive income, cash flows or disclosures.